EARNING PER SHARE - Capital issued (Details) - Exchange of warrants	Aug. 24, 2020 shares
Disclosure of detailed information about business combination
Warrants exchanged to issue shares of common stock	24,200,000
Shares issued in exchange of warrants	2,601,954